Non-cash items (Tables)	3 Months Ended
Nov. 30, 2023
Non-cash Items
Schedule of non-cash items

	Three months ended November 30,
	2023	2022
Depreciation	$497	$233
Change in fair value of derivative financial instruments (Note 9)	(199)	(3,365)
Share-based compensation expense (Note 12)	875	809
Accretion of provision for reclamation	27	35
Deferred income tax expense (Note 10)	899	1,129
Accretion of lease liabilities	1	5
Deferred revenue (Note 8)	578	—
Accretion of deferred revenue (Note 8)	112	127
Foreign exchange losses (gains)	165	(4)
Other expenses	—	15
Total non-cash items	$2,955	$(1,016)